Note 12 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2022	2021

Balance, January 1	$219,135	$193,034
RNCI share of earnings	9,381	7,422
RNCI redemption increment	14,552	13,496
Distributions paid to RNCI	(8,061)	(9,241)
Purchases of interests from RNCI, net	(21,451)	(6,510)
RNCI recognized on business acquisitions	18,262	18,986
Other	1,611	1,948
Balance, December 31	$233,429	$219,135